Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross	$ 389,174		$ 389,174		$ 154,129
Impairment of intangible assets	88,059		88,059
Accumulated Amortization	(62,676)		(62,676)		(28,885)
Intangible Assets, Net Balance	238,440		$ 238,440		$ 116,646
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)			5 years		7 years
Intangible assets, Weighted Average Remaining Life (Years)			5 years		6 years
Intangible Assets, Gross	123,436		$ 123,436		$ 123,436
Accumulated Amortization	(37,871)		(37,871)		(24,646)
Intangible Assets, Net Balance	5,681		$ 5,681		$ 98,790
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)			5 years		7 years
Intangible assets, Weighted Average Remaining Life (Years)			5 years		6 years
Intangible Assets, Gross	7,746		$ 7,746		$ 9,432	$ 7,746
Accumulated Amortization	(2,379)		(2,379)		(1,549)	(443)
Intangible Assets, Net Balance	1,464		$ 1,464		$ 6,197	7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)			5 years		7 years
Intangible assets, Weighted Average Remaining Life (Years)			5 years		6 years
Intangible Assets, Gross	6,016		$ 6,016		$ 6,016
Accumulated Amortization	(1,848)		(1,848)		(1,203)
Intangible Assets, Net Balance	2,300		$ 2,300		$ 4,813
Digital Asset Library [Member]
Intangible assets, Useful Lives (Years)			5 years
Intangible assets, Weighted Average Remaining Life (Years)			5 years		5 years 6 months
Intangible Assets, Gross	7,536		$ 7,536		$ 7,505
Accumulated Amortization	(2,185)		(2,185)		(1,251)
Intangible Assets, Net Balance	3,522		$ 3,522		$ 6,254
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)					5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)					7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)			7 years		7 years
Intangible assets, Weighted Average Remaining Life (Years)			0 years		6 years
Intangible Assets, Gross	828		$ 828		$ 3,258
Accumulated Amortization	(254)		(254)		(236)
Intangible Assets, Net Balance					$ 592
Customer Relationships [Member]
Intangible assets, Useful Lives (Years)			2 years		11 years
Intangible assets, Weighted Average Remaining Life (Years)			1 year 6 months		11 years
Intangible Assets, Gross	23,678		$ 23,678		$ 4,482
Accumulated Amortization	(5,920)		(5,920)
Intangible Assets, Net Balance	$ 17,758		$ 17,758
FaceBank Group, Inc Pre-Merger [Member]
Intangible Assets, Gross		$ 145,562			154,129	144,281
Impairment of intangible assets					8,598
Accumulated Amortization		(34,103)			(28,885)	(8,203)
Intangible Assets, Net Balance		$ 111,459			$ 116,646	$ 136,078
FaceBank Group, Inc Pre-Merger [Member] | Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)		7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross		$ 7,746			$ 123,436	$ 123,436
Impairment of intangible assets
Accumulated Amortization		(1,826)			(24,646)	(7,012)
Intangible Assets, Net Balance		$ 5,920			$ 98,790	$ 116,424
FaceBank Group, Inc Pre-Merger [Member] | Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)		7 years			7 years
Intangible assets, Weighted Average Remaining Life (Years)		6 years			6 years
Intangible Assets, Gross		$ 123,436			$ 9,432
Impairment of intangible assets					(1,686)
Accumulated Amortization		(29,054)			(1,549)
Intangible Assets, Net Balance		$ 94,382			$ 6,197
FaceBank Group, Inc Pre-Merger [Member] | Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)		7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross		$ 6,016			$ 6,016	$ 6,016
Impairment of intangible assets
Accumulated Amortization		(1,418)			(1,203)	(344)
Intangible Assets, Net Balance		$ 4,598			$ 4,813	$ 5,672
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development [Member]
Intangible assets, Useful Lives (Years)						7 years
Intangible assets, Weighted Average Remaining Life (Years)						6 years 7 months 6 days
Intangible Assets, Gross						$ 6,255
Accumulated Amortization						(357)
Intangible Assets, Net Balance						$ 5,898
FaceBank Group, Inc Pre-Merger [Member] | Digital Likeness Development [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)					5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)		5 years 6 months			5 years 6 months
Intangible Assets, Gross		$ 7,536			$ 7,505
Impairment of intangible assets
Accumulated Amortization		(1,610)			(1,251)
Intangible Assets, Net Balance		$ 5,926			$ 6,254
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)		5 years			5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)		7 years			7 years
FaceBank Group, Inc Pre-Merger [Member] | Intellectual Property [Member]
Intangible assets, Useful Lives (Years)		7 years			7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		6 years			6 years	6 years 7 months 6 days
Intangible Assets, Gross		$ 828			$ 3,258	$ 828
Impairment of intangible assets					(2,430)
Accumulated Amortization		(195)			(236)	(47)
Intangible Assets, Net Balance		$ 633			$ 592	$ 781
FaceBank Group, Inc Pre-Merger [Member] | Customer Relationships [Member]
Intangible assets, Useful Lives (Years)					11 years
Intangible assets, Weighted Average Remaining Life (Years)					11 years
Intangible Assets, Gross					$ 4,482
Impairment of intangible assets					(4,482)
Accumulated Amortization
Intangible Assets, Net Balance
Fubo Tv [Member] | Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)						7 years
Intangible assets, Weighted Average Remaining Life (Years)						6 years 7 months 6 days